RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

17. RELATED-PARTY TRANSACTIONS

In 2021, the Group obtained a noncontrolling interest and exercised significant influence over ClickHouse, Inc. The Group considered technical support services received from ClickHouse, Inc. in the amount of RUB 22 and RUB 42 ($0.6) for the years ended December 31, 2021 and 2022, respectively, as transactions with related party. As of December 31, 2022, ClickHouse Inc. has ceased to be a related party of the Group as a result of the loss of significant influence by the Group.